Intangible Assets	6 Months Ended
Jun. 30, 2026
Disclosure Of Intangible Assets [Abstract]
Intangible assets
6. Intangible assets
Intangible assets comprise patents with a carrying value of £2.2 million as of June 30, 2026 (as of December 31, 2025: £2.2 million).
During the six months ended June 30, 2026, the Company acquired intangible assets with a cost of £0.1 million in relation to patents.